Segment Information (Tables)	6 Months Ended
Jun. 30, 2014
Segment Information [Abstract]
Schedule Of Geographic Information

	Three months ended June 30,		Six months ended June 30,
	2014	2013	2014	2013
Revenue:
United States	$2,494	$2,834	$4,693	$5,129
Canada	1,382	1,404	1,974	2,174
Other countries	3	49	102	80
Total revenue	$3,879	$4,287	$6,769	$7,383